Trade and Other Receivables (Details 2) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Balance at January 1	₪ 92	₪ 111
Impaired loss recognized	₪ 23	₪ 20
Bad debts	(28)	(39)
Balance at December 31	₪ 87	₪ 92